Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Minimum lease payments payable under non-cancellable operating lease	$ 94,329	$ 86,516
Within 12 months [Member]
Minimum lease payments payable under non-cancellable operating lease	18,548	19,034
Between one and five years [Member]
Minimum lease payments payable under non-cancellable operating lease	46,686	42,622
Beyond five years [Meber]
Minimum lease payments payable under non-cancellable operating lease	$ 29,095	$ 24,860